SHORT-TERM BANK DEPOSITS (Schedule of Short-Term Bank Deposits) (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of short-term bank deposits [Abstract]
USD bank deposits	[1]	$ 16,828
IL restricted bank deposits	[2]	89
Short-term bank deposits		$ 16,917

[1]	The USD deposits bear annual interest of 2.34%-2.60% for the period of 148-328 days for 2018.
[2]	As of December 31, 2018, the Company had an amount of $ 89 that was restricted by the bank and may be used only when certain conditions are met.